Revenue - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Jun. 04, 2021 USD ($) item shares	Jun. 04, 2021 USD ($) item € / shares shares	Jan. 06, 2021 USD ($) item $ / shares shares	Aug. 31, 2018 USD ($)	Apr. 30, 2016 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of preclinical first milestone payment received				$ 30,000
Issue of equity						$ 1,091,326	$ 813,186	$ 757,182
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments								30,000
Amount of preclinical first milestone payment received					$ 10,000
Number of preclinical milestones achieved | item					2
Maximum additional development milestone payments				110,000
Maximum additional regulatory milestone payments				190,000
Maximum additional commercial milestone payments				$ 325,000
Term of additional GARP-related research funding				2 years
Upfront, non-refundable, non-creditable payment received					$ 40,000
Zai Lab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of shares issued | shares			568,182
Share price | $ / shares			$ 132
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments								328,327
Milestone payments								$ 25,000
Collaboration and license agreement | Zai Lab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments			$ 75,000
Number of preclinical milestones achieved | item			2
Upfront payment committed			$ 75,000
License payment committed			175,000
Upfront, non-refundable, non-creditable payment received			75,000			75,000
Maximum amount of payment to be received for additional milestone payment			$ 25,000			25,000
Number of performance obligations | item			2
Unsatisfied performance obligations						25,000
Collaboration and license agreement | Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments	$ 500,000
Milestone payments	$ 25,000
Number of preclinical milestones achieved | item	2
License payment committed	$ 300,000	$ 300,000
Issue of equity	$ 200,000
Number of shares issued | shares	1,766,899	1,766,899
Share price | € / shares		$ 100.02
Number of performance obligations | item	1	1
Unsatisfied performance obligations						$ 315,100